Subsequent Events - Additional Information (Detail)				4 Months Ended	6 Months Ended	12 Months Ended
	Aug. 13, 2015 USD ($) ft²	Mar. 06, 2015 USD ($) $ / shares shares	Feb. 15, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014	Feb. 11, 2015 USD ($)	Jan. 20, 2015 USD ($)	Jan. 12, 2015 USD ($)
Subsequent Event [Line Items]
Sale of stock, gross proceeds					$ 47,841,000
Rent payable over the lease period				$ 27,000
Note Purchase Agreement and Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note, maturity date description						The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
February 2015 Note Holders
Subsequent Event [Line Items]
Convertible promissory note, maturity date description						The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Convertible Promissory Note | Janssen License Agreement
Subsequent Event [Line Items]
Convertible promissory note, maturity date description						The earliest to occur of (i) May 31, 2016, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Merger and Private Financing
Subsequent Event [Line Items]
Business acquisition, voting rights percentage acquired				100.00%		100.00%
Subsequent Event | Note Purchase Agreement and Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note									$ 3,000,000
Convertible promissory note, interest rate									8.00%
Subsequent Event | February 2015 Note Holders
Subsequent Event [Line Items]
Convertible promissory note							$ 1,000,000
Convertible promissory note, interest rate							8.00%
Subsequent Event | Convertible Promissory Note | Janssen License Agreement
Subsequent Event [Line Items]
Convertible promissory note								$ 1,000,000
Convertible promissory note, interest rate								8.00%
Subsequent Event | Merger and Private Financing
Subsequent Event [Line Items]
Shares sold to investors | shares		8,280,696
Shares sold to investors, share price | $ / shares		$ 6.32
Sale of stock, gross proceeds		$ 52,300,000
Convertible promissory note, principal amount converted		7,500,000
Accrued interest converted		$ 115,000
Debt instrument conversion, shares issued | shares		1,204,870
Subsequent Event | Merger and Private Financing | 2014 Plan
Subsequent Event [Line Items]
Options to purchase shares outstanding | shares		0
Subsequent Event | Merger and Private Financing | Common Stock
Subsequent Event [Line Items]
Merger agreement, terms		Each share of common stock of the Company outstanding immediately prior to the Effective Time was exchanged for one-half (0.5) of a share of common stock of Parent.
Shares of the Company common stock issued upon exchange pursuant to merger agreement | shares		14,508,177
Subsequent Event | University of Michigan Sponsored Research Agreement
Subsequent Event [Line Items]
Sponsor of research over three- year			$ 2,700,000
Sponsored research agreement period			3 years
Sponsored research amount, expensed as incurred			$ 2,000,000
Cambridge Facilities Lease | Subsequent Event
Subsequent Event [Line Items]
Operating lease, area of space | ft²	3,677
Security deposit	$ 44,000
Lease term period	60 months
Office space sublease monthly rent	$ 21,000
Operating lease rate of increase in annual rent	1.40%
Rent payable over the lease period	$ 1,300,000